111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

December 9, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1967 (the “Fund”)

(File No. 333-232651) (CIK 1771682)

Ladies/Gentlemen:

Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, we are submitting a supplement to the prospectus being used with respect to the Fund.

Very truly yours,

Chapman and Cutler LLP

Enclosure

Advisors Disciplined Trust 1967

Supplement to the Prospectus

SunTrust Banks, Inc. (NYSE: STI) has merged with and into BB&T Corporation (NYSE: BBT). Following the merger, BB&T Corporation changed its name to Truist Financial Corporation (NYSE: TFC). Accordingly, notwithstanding anything to the contrary in the prospectus, the portfolio for the Dividend Ruler Portfolio, Series 2019D now includes shares of Truist Financial Corporation and will no longer include shares of SunTrust Banks, Inc.

Supplement Dated: December 9, 2019